SCHEDULE II Condensed Financial Information of Parent Company - Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2018		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
ASSETS
Total investments	$ 78,942				$ 81,782					$ 72,318
Cash and cash equivalents	4,777	[1]			4,814	[2]	$ 6,446			5,654	[2]	$ 6,557	$ 6,002
Loans to affiliates	0				1,230		1,234	$ 1,235		1,246
Other assets	3,124	[1]			2,510	[2]				2,462	[2]
Total Assets	234,451		$ 230,947	$ 232,256	235,615		230,918	226,712	$ 223,591	216,645
LIABILITIES
Loans from affiliates	0				3,622					2,904
Total liabilities	220,437		215,950	214,650	218,471		215,067	210,938	208,799	201,693
Equity attributable to Holdings:
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 561,000,000 shares issued and 558,526,870 shares outstanding	6				6					6
Capital in excess of par value	2,025				1,298		998	955		931	[3]
Retained earnings	12,031		12,601	12,437	12,225		11,742	11,732	11,114	11,391
Accumulated other comprehensive income (loss)	(1,595)				(108)		(345)	(333)		(921)
Total equity attributable to Holdings	12,411		13,364	13,547	13,421		12,401	12,360	11,271	11,407
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ 234,451		$ 230,947	$ 232,256	235,615		$ 230,918	$ 226,712	$ 223,591	216,645
Parent
ASSETS
Investment in consolidated subsidiaries					13,772					12,012
Total investments					13,772					12,012
Cash and cash equivalents					44					5
Loans to affiliates					1,045					145
Other assets					1
Income taxes receivable					72					58
Total Assets					14,934					12,220
LIABILITIES
Loans from affiliates					1,484					809
Accrued liabilities					29					4
Total liabilities					1,513					813
Equity attributable to Holdings:
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 561,000,000 shares issued and 558,526,870 shares outstanding					6					6
Capital in excess of par value					1,298					931
Retained earnings					12,225					11,391
Accumulated other comprehensive income (loss)					(108)					(921)
Total equity attributable to Holdings					13,421					11,407
Total Liabilities, Redeemable Noncontrolling Interest and Equity					$ 14,934					$ 12,220

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.
[3]	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.